Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ 24,366,029	$ (23,182,152)	$ 5,821,988
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Deferred tax expense	3,037,690	(7,743,603)	(1,083,233)
Depreciation and amortization	3,202,512	3,506,395	2,778,476
Gain from step-acquisition of Webull Pay	(15,495,593)
Provision for contingent liabilities	3,150,000	1,236,905	326,711
Provision for expected credit losses	1,487,993	332,076
Share-based compensation	43,872,899	32,587,611	29,411,885
Unrealized foreign exchange gain	(280,472)	(419,753)	14,270
Write-off of deferred equity offering costs	7,603,867
Net effect of changes in assets and liabilities:
Net receivables from brokers, dealers and clearing organizations	(281,515,440)	(202,094,775)	(26,008,752)
Net customer receivables and customer payables	806,297,289	466,726,102	545,640,513
Customer-held fractional shares	(64,057,422)	(62,723,702)	(45,042,939)
Prepaid expenses and other current assets	(3,120,732)	17,053,709	(27,617,754)
Operating lease right-of-use assets	1,936,096	(54,386,194)	(819,913)
Accrued expenses and other current liabilities	38,841,479	11,979,068	(13,754,009)
Operating lease liabilities-current	(1,375,007)	1,495,760	963,137
Operating lease liabilities-non-current	(1,526,732)	847,942	(33,548)
Net cash provided by operating activities	566,424,456	185,215,389	470,596,832
Cash flows from investing activities:
Cash received from business combination, net of cash paid	51,390,153
Cash paid for acquisition, net of cash acquired			(5,495,863)
Investment in limited liability company units	(1,000,000)
Purchase of property and equipment and intangible assets	(4,887,272)	(2,412,229)	(4,543,933)
Net cash provided by (used in) investing activities	45,502,881	(2,412,229)	(10,039,796)
Cash flows from financing activities:
Proceeds from exercise of options	2,838,500	48,991
Proceeds from incentive warrants exercised	204,539,450
Proceeds from public warrants exercised	9,252,969
Proceeds from sale of ordinary shares	172,730,294
Proceeds from sale of preferred shares		40,297,282	20,000,000
Borrowing from revolving credit agreement	30,000,000	5,000,000
Principal payments made on revolving credit agreement	(30,000,000)	(5,000,000)
Principal payments made on insurance premium financing agreement	(2,166,090)
Principal payments made on unsecured promissory notes	(35,000,000)
Purchase of treasury shares	(20,005,651)
Proceeds from sale of treasury shares	21,581,350
Purchase of additional shares from noncontrolling interest	(1,689,066)
Spin-off of subsidiary to shareholders			(7,162,982)
Net cash provided by financing activities	352,081,756	40,346,273	12,837,018
Net increase in cash, cash equivalents, segregated cash, and cash of discontinued operations	964,009,093	223,149,433	473,394,054
Effective of exchange rate changes	16,338,927	(7,331,739)	2,451,391
Cash, cash equivalents, segregated cash, and cash of discontinued operations at beginning of the year	1,209,960,161	994,142,467	518,297,022
Cash, cash equivalents, segregated cash, and cash of discontinued operations at end of the year	2,190,308,181	1,209,960,161	994,142,467
Cash, cash equivalents, segregated cash, and cash of discontinued operations
Cash and cash equivalents	653,188,906	270,728,008	372,340,353
Segregated cash	1,537,119,275	939,232,153	621,802,114
Cash of discontinued operations (Note 5)
Cash, cash equivalents and segregated cash at end of the year	$ 2,190,308,181	$ 1,209,960,161	$ 994,142,467